UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07354

Name of Fund: BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Investment

            Quality Municipal Trust, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2019

Date of reporting period: 07/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) July 31, 2018	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 136.8%

Alabama — 0.6%
Opelika Utilities Board, Refunding RB, 4.00%, 06/01/41	$1,540	$1,585,014
Arizona — 6.5%
Arizona Health Facilities Authority, Refunding RB, Phoenix Children’s Hospital, Series A, 5.00%, 02/01/42	3,300	3,467,145
City of Phoenix Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, 5.00%, 07/01/45(a)	455	465,388
County of Pinal Arizona Electric District No.3, Refunding RB:
4.75%, 07/01/21(b)	680	736,889
4.75%, 07/01/31	3,070	3,261,998
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	1,035	1,206,189
5.00%, 12/01/37	4,585	5,437,810
University Medical Center Corp., RB, 6.50%, 07/01/19(b)	750	783,262
University Medical Center Corp., Refunding RB, 6.00%, 07/01/21(b)	1,600	1,783,136

		17,141,817
Arkansas — 2.0%
City of Benton Arkansas, RB, 4.00%, 06/01/39	755	780,368
City of Fort Smith Arkansas Water & Sewer Revenue, Refunding RB, 4.00%, 10/01/40	1,250	1,282,863
City of Little Rock Arkansas, RB, 4.00%, 07/01/41	2,645	2,703,666
County of Pulaski Arkansas Public Facilities Board, RB, 5.00%, 12/01/42	465	505,655

		5,272,552
California — 20.4%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 5.88%, 08/15/20(b)	2,300	2,502,975
California Infrastructure & Economic Development Bank, Refunding RB, Academy Motion Picture Arts and Sciences, Series A, 4.00%, 11/01/45	3,330	3,428,368
California Statewide Communities Development Authority, Refunding RB, John Muir Health, Series A, 4.00%, 12/01/53	885	893,098
Carlsbad California Unified School District, GO, Election of 2006, Series B, 0.00%, 05/01/34(c)	1,500	1,743,390

Security	Par (000)	Value
California (continued)
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, AMT: Series A (BAM), 4.00%, 03/01/42	$2,460	$2,515,596
Series A-1, 5.75%, 03/01/34	3,000	3,262,530
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1:
3.50%, 06/01/36	1,275	1,282,013
Tobacco Settlement Asset-Backed Bonds, 5.25%, 06/01/47	830	862,876
Hartnell Community College District California, GO, CAB, Election of 2002, Series D, 0.00%, 08/01/34(c)	2,475	2,598,255
Norwalk-La Mirada Unified School District, GO, Refunding, CAB, Election of 2002, Series E (AGC), 0.00%, 08/01/38(d)	12,000	5,227,800
Palomar Community College District, GO, CAB, Election of 2006, Series B:
0.00%, 08/01/30(d)	2,270	1,573,155
0.00%, 08/01/33(d)	4,250	1,744,200
0.00%, 08/01/39(c)	4,000	3,932,720
San Diego Community College District, GO, CAB, Election of 2002, 0.00%, 08/01/33(c)	4,200	4,930,212
State of California, GO, Refunding, Various Purposes:
5.00%, 02/01/38	2,000	2,216,820
4.00%, 10/01/44	2,520	2,607,595
State of California, GO, Various Purposes:
6.50%, 04/01/19(b)	1,570	1,624,715
5.75%, 04/01/31	3,000	3,084,030
6.00%, 03/01/33	2,270	2,426,335
6.50%, 04/01/33	1,330	1,373,464
5.50%, 03/01/40	3,650	3,861,810
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1, 5.13%, 06/01/46	495	497,663

		54,189,620
Connecticut — 0.5%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Sub-Series B-1, 4.00%, 05/15/45	400	404,120

1

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Connecticut (continued)
Connecticut State Health & Educational Facility Authority, Refunding RB, Lawrence & Memorial Hospital, Series F, 5.00%, 07/01/21(b)	$950	$1,026,342

		1,430,462
Delaware — 1.3%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	1,800	1,912,140
Delaware Transportation Authority, RB, U.S. 301 Project, 5.00%, 06/01/55	1,430	1,562,890

		3,475,030
Florida — 8.1%
Capital Trust Agency Inc., RB, M/F Housing, The Gardens Apartment Project, Series A, 4.75%, 07/01/40	1,000	1,017,050
Central Florida Expressway Authority, Refunding RB, Senior Lien, 4.00%, 07/01/41	310	318,423
Country of Miami-Dade FL Water & Sewer System Revenue, Refunding RB, System-Series A, 4.00%, 10/01/44	3,000	3,078,690
County of Miami-Dade Florida, RB:
CAB, Subordinate Special Obligation, 0.00%, 10/01/32(d)	5,000	2,893,200
CAB, Subordinate Special Obligation, 0.00%, 10/01/33(d)	15,375	8,496,071
Series B, AMT, 6.00%, 10/01/32	3,000	3,418,200
County of Miami-Dade Florida Aviation, Refunding RB, Series B, AMT, 5.00%, 10/01/40	1,765	1,997,556
County of Orange Florida Health Facilities Authority, Refunding RB, Mayflower Retirement Center, 5.00%, 06/01/32	200	209,548

		21,428,738
Hawaii — 1.3%
State of Hawaii Department of Budget & Finance, Refunding RB:
Hawaiian Electric Co., Inc. AMT, 4.00%, 03/01/37	2,770	2,810,165

Security	Par (000)	Value
Hawaii (continued)
State of Hawaii Department of Budget & Finance, Refunding RB (continued): Special Purpose, Senior Living, Kahala Nui, 5.25%, 11/15/37	$600	$660,234

		3,470,399
Idaho — 1.2%
Idaho Health Facilities Authority, RB, St. Lukes Health System Project, Series A, 5.00%, 03/01/39	3,000	3,267,510

Illinois — 8.6%
Chicago Board of Education, GO, Dedicated Revenues:
Project, 5.25%, 12/01/35	1,235	1,285,450
Series H, 5.00%, 12/01/36	375	387,116
Chicago Board of Education, GO, Refunding Dedicated Revenues:
Series C, 5.00%, 12/01/34	370	383,660
Series D, 5.00%, 12/01/26	675	710,168
Series F, 5.00%, 12/01/22	505	528,553
Chicago Public Building Commission, RB, Series A (NPFGC), 7.00%, 01/01/20(e)	5,000	5,238,300
City of Chicago Illinois, Refunding ARB, O’Hare International Airport Passenger Facility Charge, Series B, AMT, 4.00%, 01/01/29	2,400	2,463,912
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, AMT, 5.00%, 01/01/41	1,735	1,874,737
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	1,000	1,066,510
Illinois Finance Authority, Refunding RB:
OSF Healthcare System, 6.00%, 05/15/39	300	316,572
Roosevelt University Project, 6.50%, 10/01/19(b)	590	623,117
6.50%, 04/01/44	910	939,657
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 06/01/21(b)	1,700	1,894,633
State of Illinois, GO:
5.00%, 02/01/39	1,000	1,032,960
Series A, 5.00%, 04/01/38	200	205,848
Series C, 5.00%, 11/01/29	2,655	2,839,310

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Illinois (continued)
State of Illinois, GO (continued):
Series D, 5.00%, 11/01/28	$1,025	$1,101,055

		22,891,558
Indiana — 0.2%
County of Allen Indiana, RB, StoryPoint Fort Wayne Project, Series A-1(a):
6.63%, 01/15/34	300	322,770
6.75%, 01/15/43	245	263,248

		586,018
Iowa — 0.8%
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project, Series B, 5.25%, 12/01/50(f)	2,050	2,178,248

Kansas — 3.3%
City of Lenexa Kansas, Refunding RB, Lakeview Village, Inc., Series A, 5.00%, 05/15/39	840	902,488
County of Seward Kansas Unified School District No. 480 Liberal, GO, Refunding:
5.00%, 09/01/22(b)	4,915	5,498,116
5.00%, 09/01/39	1,085	1,200,693
Kansas Development Finance Authority, Refunding RB, Sisters Leavenworth:
5.00%, 01/01/20(b)	1,005	1,051,562
5.00%, 01/01/28	150	156,625

		8,809,484
Kentucky — 6.7%
County of Boyle Kentucky, Refunding RB, Centre College of Kentucky, 5.00%, 06/01/37	4,000	4,410,680
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.38%, 01/01/40	3,400	3,655,646
Kentucky Economic Development Finance Authority, Refunding RB, Norton Healthcare, Inc., Series B (NPFGC), 0.00%, 10/01/23(d)	8,500	7,307,110
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C(c):
0.00%, 07/01/34	1,000	945,130

Security	Par (000)	Value
Kentucky (continued)
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C(c) (continued):
0.00%, 07/01/39	$1,395	$1,307,938

		17,626,504
Louisiana — 1.6%
City of Alexandria Louisiana Utilities, RB, 5.00%, 05/01/39	1,790	1,975,623
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	1,565	1,708,088
Louisiana Public Facilities Authority, RB, Belle Chasse Educational Foundation Project, 6.50%, 05/01/31	600	634,446

		4,318,157
Maryland — 0.2%
County of Anne Arundel Maryland Consolidated, RB, Special Taxing District, Villages at Two Rivers Project:
5.13%, 07/01/36	260	263,226
5.25%, 07/01/44	260	262,894

		526,120
Massachusetts — 2.5%
Commonwealth of Massachusetts, GO, 4.00%, 05/01/45	640	651,610
Massachusetts Development Finance Agency, RB, Emerson College Issue, Series A:
5.25%, 01/01/42	900	1,000,044
5.00%, 01/01/47	1,010	1,100,344
Massachusetts Development Finance Agency, Refunding RB:
Emmanuel College Issue, Series A, 4.00%, 10/01/46	880	861,018
International Charter School, 5.00%, 04/15/40	600	636,024
Suffolk University, 4.00%, 07/01/39	1,375	1,379,056
Massachusetts Housing Finance Agency, RB, M/F Housing, Series A:
3.80%, 12/01/43	190	188,161
3.85%, 06/01/46	130	128,679

3

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Massachusetts (continued)
Massachusetts Housing Finance Agency, Refunding RB, S/F Housing, Series 175, 4.10%, 12/01/45	$685	$688,768

		6,633,704
Michigan — 3.3%
Michigan Finance Authority, RB, Detroit Water & Sewage Disposal System, Senior Lien, Series 2014 C-2, AMT, 5.00%, 07/01/44	360	383,652
Michigan State Hospital Finance Authority, Refunding RB, Trinity Health Credit Group, Series C, 4.00%, 12/01/32	4,150	4,276,201
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 09/01/18(b)	2,750	2,765,318
State of Michigan Building Authority, Refunding RB, Facilities Program, Series I, 6.25%, 10/15/38	60	60,577
State of Michigan Housing Development Authority, RB, M/F Housing, Series A, 4.05%, 10/01/48	1,120	1,118,006

		8,603,754
Minnesota — 2.5%
City of Maple Grove Minnesota, Refunding RB, Maple Grove Hospital Corp., 4.00%, 05/01/37	1,405	1,417,336
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50% 11/15/38	1,905	1,932,966
Housing & Redevelopment Authority of The City of Saint Paul Minnesota, RB, Great River School Project, Series A, 5.50%, 07/01/52(a)	305	312,979
Minneapolis-St. Paul Metropolitan Airports Commission, Refunding ARB, Sub Series D, AMT, 5.00%, 01/01/41	460	510,963
Minnesota Higher Education Facilities Authority, RB:
Augsburg College, Series B, 4.25%, 05/01/40	1,715	1,714,983

Security	Par (000)	Value
Minnesota (continued)
Minnesota Higher Education Facilities Authority, RB (continued):
College of St. Benedict, Series 8-K, 4.00%, 03/01/43	$615	$616,980

		6,506,207
Mississippi — 2.1%
County of Warren Mississippi, RB, Gulf Opportunity Zone Bonds, International Paper Co. Project, Series A, 5.38%, 12/01/35	600	659,214
Mississippi Development Bank, RB, Special Obligation:
CAB, Hinds Community College District (AGM), 5.00%, 04/01/21(b)	1,910	2,070,841
County of Jackson Limited Tax Note (AGC), 5.50%, 07/01/32	2,655	2,748,031

		5,478,086
Missouri — 3.0%
Missouri Development Finance Board, RB, Annual Appropriation Sewer System, Series B, 5.00%, 11/01/41	1,350	1,453,707
Missouri State Health & Educational Facilities Authority, RB:
A.T. Still University of Health Sciences, 5.25%, 10/01/31	500	544,265
4.25%, 10/01/32	480	498,696
5.00%, 10/01/39	750	821,235
Heartland Regional Medical Center, 4.13%, 02/15/43	700	719,117
University of Central Missouri, Series C-2, 5.00%, 10/01/34	1,500	1,663,680
Missouri State Health & Educational Facilities Authority, Refunding RB, Kansas City University of Medicine and Biosciences, Series A:
5.00%, 06/01/42	860	957,223
5.00%, 06/01/47	1,230	1,364,119

		8,022,042
Nebraska — 1.9%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3, 5.00%, 09/01/42	900	984,186
County of Douglas Nebraska Hospital Authority No. 3, Refunding RB, Health Facilities Nebraska Methodist Health System, 5.00%, 11/01/45	600	653,532

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Nebraska (continued)
Nebraska Public Power District, Refunding RB, Series A:
5.00%, 01/01/32	$2,535	$2,752,351
4.00%, 01/01/44	600	609,756

		4,999,825
Nevada — 0.6%
County of Clark Nevada, Refunding ARB, Department of Aviation, Subordinate Lien, Series A-2, 4.25%, 07/01/36	1,500	1,561,215
Nevada Department of Business & Industry, RB, Series A, 5.00%, 07/15/37(a)	125	128,092

		1,689,307
New Jersey — 8.6%
County of Middlesex New Jersey Improvement Authority, RB, Heldrich Center Hotel, Sub-Series B, 6.25%, 01/01/37(g)(h)	1,510	15,855
New Jersey EDA, RB:
Continental Airlines, Inc. Project: AMT, 5.25%, 09/15/29	1,335	1,450,958
Series B, AMT, 5.63%, 11/15/30	990	1,119,739
Goethals Bridge Replacement Project (AGM), AMT, 5.13%, 07/01/42	300	328,335
School Facilities Construction Bonds, Series DDD, 5.00%, 06/15/42	160	172,709
New Jersey EDA, Refunding RB, Sub-Series A, 4.00%, 07/01/32	250	250,738
New Jersey Health Care Facilities Financing Authority, Refunding RB, Series A:
RWJ Barnabas Health Obligated Group, 4.00%, 07/01/43	2,955	3,033,633
St. Barnabas Health Care System, 4.63%, 07/01/21(b)	770	830,561
5.63%, 07/01/21(b)	2,560	2,833,638
5.00%, 07/01/25	500	550,635
New Jersey State Turnpike Authority, RB, Series E, 5.00%, 01/01/45	2,780	3,079,906
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series A, 0.00%, 12/15/35(d)	1,600	731,136
Transportation Program: Series AA, 5.00%, 06/15/38	290	307,203

Security	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB (continued):
Transportation Program (continued):
Series A, 5.50%, 06/15/41	$500	$522,875
Series A, 5.00%, 06/15/42	395	410,448
Series AA, 5.00%, 06/15/45	1,350	1,431,985
Series AA, 5.00%, 06/15/46	600	636,072
Series B, 5.50%, 06/15/31	2,000	2,116,060
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/46	1,180	1,296,206
Series A, 5.25%, 06/01/46	305	341,512
Sub-Series B, 5.00%, 06/01/46	1,180	1,264,158

		22,724,362
New Mexico — 0.9%
New Mexico Hospital Equipment Loan Council, Refunding RB, Presbyterian Healthcare Services, 5.00%, 08/01/44	680	752,148
New Mexico Mortgage Finance Authority, RB, S/F Housing, Mortgage Program, Class I, Series B (Ginnie Mae, Fannie Mae & Freddie Mac), 3.90%, 07/01/48	1,690	1,672,272

		2,424,420
New York — 5.7%
City of New York Housing Development Corp., Refunding RB, Series L-2-A, 4.00%, 05/01/44	630	635,853
City of New York Industrial Development Agency, RB, PILOT:
(AMBAC), 5.00%, 01/01/39	1,100	1,114,850
Queens Baseball Stadium (AGC), 6.50%, 01/01/46	300	305,946
City of New York Transitional Finance Authority Building Aid Revenue, RB, Series S-1, 4.00%, 07/15/45	500	511,980
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(a)	1,400	1,453,214

5

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)
Counties of New York Tobacco Trust VI, Refunding RB, Settlement Pass-Through Turbo, Series C, 4.00%, 06/01/51	$1,000	$940,740
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 06/01/45	1,825	1,809,342
Long Island Power Authority, Refunding RB, Electric System, Series A, 5.75%, 04/01/19(b)	2,475	2,546,849
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 07/15/49	1,250	1,317,200
3 World Trade Center Project, Class 2, 5.15%, 11/15/34(a)	640	701,907
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT, 5.00%, 08/01/31	1,905	1,993,925
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42(a)	600	604,800
Westchester Tobacco Asset Securitization, Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 5.13%, 06/01/51	1,160	1,207,131

		15,143,737
North Dakota — 0.3%
County of Burleigh North Dakota, Refunding RB, St. Alexius Medical Center Project, Series A, 5.00%, 07/01/21(b)	720	782,114

Ohio — 3.3%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2:
5.75%, 06/01/34	415	416,038
5.88%, 06/01/47	225	226,935
City of Dayton Ohio Airport Revenue, Refunding ARB, James M. Cox Dayton International Airport, Series A (AGM), AMT, 4.00%, 12/01/32	3,000	3,044,610
County of Allen Ohio Hospital Facilities Revenue, Refunding RB, Series A, 4.00%, 08/01/38	1,010	1,026,786

Security	Par (000)	Value
Ohio (continued)
County of Butler Port Authority, RB, Series A-1(a):
Storypoint Fairfield Project, 6.25%, 01/15/34	$500	$525,405
6.38%, 01/15/43	275	288,621
State of Ohio, Refunding RB, University Hospitals Health System, Series A, 5.00%, 01/15/41	3,010	3,178,680

		8,707,075
Oklahoma — 1.9%
Norman Oklahoma Regional Hospital Authority, Refunding RB, 4.00%, 09/01/37	1,765	1,793,011
Oklahoma City Public Property Authority, Refunding RB:
5.00%, 10/01/36	800	901,872
5.00%, 10/01/39	280	314,504
Oklahoma Development Finance Authority, RB:
OU Medicine Project, Series B, 5.50%, 08/15/52	680	775,703
Provident Oklahoma Education Resources, Inc., Cross Village Student Housing Project, Series A, 5.25%, 08/01/57	1,315	1,289,160

		5,074,250
Oregon — 1.6%
Clackamas Community College District, GO, Convertible Deferred Interest Bonds, Series A, 0.00%, 06/15/38(c)	335	347,003
Oregon Health & Science University, RB, Series A, 4.00%, 07/01/37	1,075	1,117,495
State of Oregon State Facilities Authority, Refunding RB, University of Portland Project, Series A, 5.00%, 04/01/45	2,485	2,751,417

		4,215,915
Pennsylvania — 10.4%
Commonwealth Financing Authority, RB, Tobacco Master Settlement Payment:
5.00%, 06/01/33	165	185,283
5.00%, 06/01/34	295	330,223
5.00%, 06/01/35	560	624,400
(AGM), 4.00%, 06/01/39	2,785	2,843,986
County of Allegheny Pennsylvania IDA, Refunding RB, U.S. Steel Corp. Project, 6.55%, 12/01/27	2,535	2,624,105

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pennsylvania (continued)
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A, 4.00%, 09/01/49	$715	$714,979
Delaware River Port Authority, RB:
4.50%, 01/01/32	3,000	3,193,920
Series D (AGM), 5.00%, 01/01/40	3,640	3,796,629
Mckeesport Area School District, GO, CAB, Refunding (NPFGC), 0.00%, 10/01/31(d)(e)	500	340,055
Pennsylvania Economic Development Financing Authority, Refunding RB:
National Gypsum Co., AMT, 5.50%, 11/01/44	810	854,080
Series A, 4.00%, 11/15/42	1,485	1,499,865
Pennsylvania Turnpike Commission, RB, Sub-Series B-1, 5.00%, 06/01/42	1,970	2,156,658
Philadelphia Authority for Industrial Development, RB, The Childern’s Hospital of Philadelphia Project, Series A, 4.00%, 07/01/44	915	935,789
Pottsville Hospital Authority, Refunding RB, Lehigh Valley Health Network, Series B, 5.00%, 07/01/45	2,000	2,200,120
School District of Philadelphia, GO, Refunding Series F, 5.00%, 09/01/37	800	881,440
State Public School Building Authority, Refunding RB, The School District of Philadelphia Project, Series A, 5.00%, 06/01/34	3,825	4,248,007

		27,429,539
Puerto Rico — 1.1%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	1,470	1,479,585
5.63%, 05/15/43	1,395	1,407,164

		2,886,749
Rhode Island — 4.2%
Rhode Island Health & Educational Building Corp., RB, Series A, 4.00%, 09/15/42	1,285	1,305,599
Rhode Island Health & Educational Building Corp., Refunding RB, Series A (AGM), 3.75%, 05/15/32	1,845	1,866,992
Rhode Island Student Loan Authority, Refunding RB, Senior-Series A, AMT, 3.50%, 12/01/34	595	594,982
State of Rhode Island, COP, School for the Deaf Project, Series C (AGC), 5.38%, 04/01/19(b)	1,330	1,364,793

Security	Par (000)	Value
Rhode Island (continued)
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/40	$1,000	$1,063,500
Series B, 4.50%, 06/01/45	2,725	2,774,595
Series B, 5.00%, 06/01/50	2,000	2,086,800

		11,057,261
South Carolina — 2.1%
State of South Carolina Public Service Authority, RB, Series E:
5.00%, 12/01/48	2,030	2,135,438
5.50%, 12/01/53	3,105	3,360,480

		5,495,918
Tennessee — 3.8%
Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/40	2,945	3,151,503
County of Chattanooga-Hamilton Tennessee Hospital Authority, Refunding RB, Series A, 5.00%, 10/01/44	875	933,161
County of Knox Tennessee Health Educational & Housing Facility Board, RB, University Health System, Inc., 4.00%, 09/01/40	1,285	1,268,257
County of Memphis-Shelby Tennessee Sports Authority, Inc., Refunding RB, Memphis Arena Project, Series A:
5.25%, 11/01/27	1,135	1,184,202
5.38%, 11/01/28	1,000	1,045,520
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/40	1,075	1,187,155
Johnson City Health & Educational Facilities Board, RB, Mountain States Health, Series A, 5.00%, 08/15/42	1,200	1,266,264

		10,036,062
Texas — 8.8%
County of Harris Texas-Houston Sports Authority, Refunding RB, CAB, Senior Lien, Series A (NPFGC) (AGM), 0.00%, 11/15/38(d)	5,000	1,921,250
County of Matagorda Texas Navigation District No. 1, Refunding RB, Central Power & Light Co., Project, Series A, 6.30%, 11/01/29	2,200	2,327,776

7

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Texas (continued)
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 09/15/38(d)	$16,780	$7,094,248
Grand Parkway Transportation Corp., RB, Subordinate Tier Toll Revenue Bonds, TELA Supported, Series A, 5.00%, 10/01/48	1,360	1,548,714
Howe Independent School District, GO, School Building (PSF-GTD), 4.00%, 08/15/43	1,680	1,715,868
Leander ISD, GO, Refunding CAB, Series D (PSF-GTD)(d):
0.00%, 08/15/24(b)	550	284,801
0.00%, 08/15/35	5,450	2,719,877
North Texas Tollway Authority, Refunding RB, 1st Tier-Series A, 5.00%, 01/01/43	790	893,798
Red River Texas Education Financing Corp., RB, Texas Christian University Project, 5.25%, 03/15/38	1,140	1,271,191
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, LBJ Infrastructure Group LLC, 7.00%, 06/30/40	3,000	3,250,320
Texas Water Development Board, RB, State Water Implementation Fund, Series A, 4.00%, 10/15/45	375	385,388

		23,413,231
Utah — 0.4%
Utah State Charter School Finance Authority, Refunding RB:
Mountainville Academy, 4.00%, 04/15/42	600	606,072
The Freedom Academy Foundation Project, 5.25%, 06/15/37(a)	205	207,743
The Freedom Academy Foundation Project, 5.38%, 06/15/48(a)	260	263,182

		1,076,997
Vermont — 0.3%
Vermont Student Assistance Corp., RB, AMT, Series A, 4.25%, 06/15/32	690	705,442

Virginia — 1.6%
Ballston Quarter Community Development Authority, Tax Allocation Bonds, Series A, 5.38%, 03/01/36	780	814,554

Security	Par (000)	Value
Virginia (continued)
Tobacco Settlement Financing Corp., Refunding RB, Senior Series B-1, 5.00%, 06/01/47	$1,030	$1,029,969
Virginia Small Business Financing Authority, RB, AMT:
Covanta Project, 5.00%, 01/01/48(a)(f)	745	756,637
Senior Lien, Elizabeth River Crossings OpCo LLC Project, 6.00%, 01/01/37	1,440	1,592,755

		4,193,915
West Virginia — 0.8%
West Virginia Hospital Finance Authority, RB, Improvement West Virginia University Health System Obligated Group, Series A, 4.00%, 06/01/51	2,220	2,205,437

Wisconsin — 1.8%
Public Finance Authority, Refunding RB, National Gypsum Co., AMT, 4.00%, 08/01/35	435	423,472
Wisconsin Health & Educational Facilities Authority, Refunding RB, Ascension Senior Credit Group, 4.00%, 11/15/36	2,900	2,972,094
WPPI Energy Power Supply Systems, Refunding RB, Series A, 5.00%, 07/01/37	1,330	1,485,344

		4,880,910

Total Municipal Bonds — 136.8% (Cost — $337,811,534)		362,583,490

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond Trusts — 26.1%(i)

California — 0.5%
Los Angeles California Unified School District, GO, Election of 2008, Series B-1, 5.25%, 07/01/42(j)	$1,182	$1,408,700

Connecticut — 1.6%
State of Connecticut Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	3,902	4,355,880

Florida — 0.9%
County of Pinellas Florida School Board, COP, Master Lease Program, Series A, 5.00%, 07/01/41	2,120	2,382,361

Louisiana — 0.5%
County of St. Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, First Lien, Series A, 4.00%, 05/01/41	1,200	1,232,820

Maryland — 1.2%
State of Maryland Stadium Authority Revenue, RB, Construction and Revitalization Program, 5.00%, 05/01/42	2,760	3,162,712

Massachusetts — 1.3%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 01/01/46	3,018	3,443,324

Minnesota — 2.1%
State of Minnesota, RB, Series A, 5.00%, 06/01/38	5,000	5,537,495

Nevada — 1.0%
County of Clark Nevada, GOL, Stadium Improvement, Series A, 5.00%, 06/01/38	2,311	2,657,766

New Jersey — 1.7%
New Jersey State Turnpike Authority, Refunding RB, Series G, 4.00%, 01/01/43	1,606	1,671,127
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36(j)	2,861	2,982,568

		4,653,695
New York — 9.3%
City of New York, GO, Refunding Fiscal 2015, Series B, 4.00%, 08/01/32	1,600	1,682,184

Security	Par (000)	Value
New York (continued)
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 06/15/40	$810	$836,409
City of New York Transitional Finance Authority, BARB, Series S-1, 4.00%, 07/15/42(j)	2,145	2,186,627
City of New York Water & Sewer System, Refunding RB, 2nd General Resolution, Fiscal 2013:
Series BB, 4.00%, 06/15/47	6,000	6,093,000
Series CC, 5.00%, 06/15/47	4,000	4,474,061
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 02/15/47(j)	1,750	1,913,672
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	4,500	4,926,609
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 03/15/31	2,360	2,565,981

		24,678,543
Ohio — 0.7%
Northeast Ohio Regional Sewer District, Refunding RB, 4.00%, 11/15/49(j)	1,800	1,836,036

Pennsylvania — 0.9%
Commonwealth of Pennsylvania, GO, 1st Series, 4.00%, 03/01/36(j)	2,399	2,471,768

Texas — 3.5%
Aldine Independent School District, GO, Refunding(PSF-GTD), 5.00%, 02/15/42	2,609	2,965,613
City of Houston Texas Community College, GO, Limited Tax, 4.00%, 02/15/43	2,160	2,199,463
City of San Antonio Texas Electric and Gas Systems, RB, Junior Lien, 5.00%, 02/01/43	2,380	2,598,460

9

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Texas (continued)
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing And Expansion Project, 4.00%, 09/15/42	$1,409	$1,430,818

		9,194,354
Washington — 0.9%
Washington Health Care Facilities Authority, Refunding RB, Multicare Health System, Series B, 4.13%, 08/15/43	2,213	2,267,933

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 26.1% (Cost — $68,203,633)		69,283,387

Total Long-Term Investments — 162.9% (Cost — $406,015,167)		431,866,877

Security	Shares	Value
Short-Term Securities — 0.1%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.85%(k)(l)	350,388	$350,458

Total Short-Term Securities — 0.1% (Cost — $350,441)		350,458

Total Investments — 163.0% (Cost — $406,365,608)		432,217,335
Other Assets Less Liabilities — 0.6%		1,643,254
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (16.1)%		(42,871,932)
VMTP Shares, at Liquidation Value — (47.5)%		(125,900,000)

Net Assets Applicable to Common Shares — 100.0%		$265,088,657

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(d)	Zero-coupon bond.
(e)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(f)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(g)	Non-income producing security.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(j)

All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expires between February 15, 2019 to March 1, 2026, is $8,331,169.

(k)	Annualized 7-day yield as of period end.
(l)

During the period ended July 31, 2018, investments in issuers considered to be [affiliates/an affiliate] of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares Investment Value Held at 04/30/2018	Net Activity	Shares Investment Value Held at 07/31/18	Value at 07/31/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	—	350,388	350,388	$350,458	$2,935	$314	$17

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Investment Quality Municipal Trust, Inc. (BKN)

ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BARB	Building Aid Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
COP	Colombian Peso
EDA	Economic Development Authority
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
GTD	Guaranteed
IDA	Industrial Development Authority
ISD	Independent School District
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
OTC	Over-the-Counter
PILOT	Payment in Lieu of Taxes
PSF	Permanent School Fund
RB	Revenue Bonds
S/F	Single-Family

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
Long U.S. Treasury Bond	115	09/19/18	$16,441	$12,561
10-Year U.S. Treasury Note	20	09/19/18	2,388	17,984
5-Year U.S. Treasury Note	35	09/28/18	3,959	3,199

				$33,744

11

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$431,866,877	$—	$431,866,877
Short-Term Securities	350,458	—	—	350,458

	$350,458	$431,866,877	$—	$432,217,335

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$33,744	$—	$—	$33,744

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount (Add if fund holds reverse repos: or face value, including accrued interest,) for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(42,789,354)	$—	$(42,789,354)
VMTP Shares at Liquidation Value	—	(125,900,000)	—	(125,900,000)

	$—	$(168,689,354)	$—	$(168,689,354)

During the period ended July 31, 2018, there were no transfers between levels.

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Investment Quality Municipal Trust, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Investment Quality Municipal Trust, Inc.

Date: September 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Investment Quality Municipal Trust, Inc.

Date: September 20, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Investment Quality Municipal Trust, Inc.

Date: September 20, 2018